SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Retained Earnings (Accumulated Deficit)	$ 73,607,967	$ 65,739,723